UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment |_|; Amendment Number:  _______
  This Amendment (Check only one.): |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Warren G. Lichtenstein
Address: c/o Steel Partners Holdings L.P.
         590 Madison Avenue, 32nd Floor
         New York, New York 10022

Form 13F File Number: 28-10766

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Sanford Antignas
Title:  Attorney-In-Fact for Warren G. Lichtenstein
Phone:  212-520-2300

Signature, Place, and Date of Signing:

                /s/ Sanford Antignas, New York, NY, May 16, 2011

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                       2
                                                           ---------------------

Form 13F Information Table Entry Total:                                 22
                                                           ---------------------

Form 13F Information Table Value Total:                            $232053
                                                           ---------------------
                                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.       Form 13F File Number       Name

         1         28-14001                   Steel Partners Holdings L.P.

         2         28-10730                   Steel Partners II, L.P.

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
                                                     FORM 13F INFORMATION TABLE

      COLUMN 1                  COLUMN 2       COLUMN 3  COLUMN 4          COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8
   --------------            --------------     -----    --------    ------------------  ----------  --------  ---------------------
                                                                                                                  VOTING AUTHORITY
                                                          VALUE      SHRS OR   SH/ PUT/  INVESTMENT   OTHER       ----------------
   NAME OF ISSUER            TITLE OF CLASS     CUSIP   (X$1,000)    PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE    SHARED   NONE
   --------------            --------------     -----   ---------    -------   --- ----  ----------  --------  ----    ------   ----
CANON INC                    ADR              138006309        451      10400  SH        OTHER                 0          10400  0
CASH STORE FINL SVCS INC     COM              14756F103        144      10000  SH        OTHER                 0          10000  0
CNO FINL GROUP INC           COM              12621E103      25329    3372700  SH  CALL  OTHER       1,2       0        3372700  0
CONTINENTAL MATLS CORP       COM PAR $0.25    211615307       2706     144762  SH        OTHER       1,2       0         144762  0
ENDWAVE CORP                 COM NEW          29264A206       1769     740254  SH        OTHER       1,2       0         740254  0
GENCORP INC                  SDCV 2.250%11/1  368682AL4      15554   15500000  PRN       OTHER       1,2       0       15500000  0
GENCORP INC                  COM              368682100      24253    4055737  SH        OTHER       1,2       0        4055737  0
HALLMARK FINL SVCS INC EC    COM NEW          40624Q203        419      50000  SH        OTHER                 0          50000  0
HANDY & HARMAN LTD           COM              410315105      76745    6384805  SH        OTHER       1,2       0        6384805  0
INVESCO VAN KAMP DYN CRDT OP COM              46132R104       1015      77000  SH        OTHER                 0          77000  0
MATERIAL SCIENCES CORP       COM              576674105       1370     190000  SH        OTHER                 0         190000  0
META FINL GROUP INC          COM              59100U108        354      21438  SH        OTHER                 0          21438  0
MODUSLINK GLOBAL SOLUTIONS I COM              60786L107        328      60000  SH        OTHER                 0          60000  0
NATHANS FAMOUS INC NEW       COM              632347100       7631     445456  SH        OTHER       1,2       0         445456  0
REGIS CORP MINN              COM              758932107        444      25000  SH        OTHER                 0          25000  0
S L INDS INC                 COM              784413106      16978     927231  SH        OTHER       1,2       0         927231  0
SELECTICA INC                COM NEW          816288203       2440     420768  SH        OTHER         1       0         420768  0
SERVOTRONICS INC             COM              817732100         88      10000  SH        OTHER                 0          10000  0
UNISYS CORP                  COM NEW          909214306       2342      75000  SH        OTHER                 0          75000  0
UNISYS CORP                  COM NEW          909214306      49952    1600000  SH  CALL  OTHER       1,2       0        1600000  0
VECTOR GROUP LTD             COM              92240M108        182      10500  SH        OTHER                 0          10500  0
ZORAN CORP                   COM              98975F101       1559     150000  SH        OTHER                 0         150000  0